Shareholder Fees - VIPDynamicCapitalAppreciationPortfolio-InvestorPRO	Apr. 29, 2024 USD ($)
VIPDynamicCapitalAppreciationPortfolio-InvestorPRO | VIP Dynamic Capital Appreciation Portfolio
Shareholder Fees:
(fees paid directly from your investment)